Segment Information (Schedule of Segment Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues from external customers	$ 268,111	$ 210,255
Cost of sales	(158,551)	(129,649)
Selling, general and administration	(24,911)	(31,117)
Impairment reversal (note 14)	31,119
Other income (expenses)	(5,441)	(948)
Finance items	(5,376)	(1,431)
Income before Taxes	104,951	47,110
Total tax expense	(38,646)	(29,252)
Net income for the year	66,305	17,858
Assets	706,648	562,915
Liabilities	143,064	139,764
Capital Expenditure	47,058	48,061
Material reconciling items [member]
Disclosure of operating segments [line items]
Selling, general and administration	(15,662)	(23,684)
Other income (expenses)	(1,626)	195
Finance items	(867)	(1,847)
Income before Taxes	(18,155)	(25,336)
Total tax expense	(643)	(2,728)
Net income for the year	(18,798)	(28,064)
Assets	82,978	40,351
Liabilities	57,889	57,132
Capital Expenditure	540	283
Bateas Reporting Segment [member]
Disclosure of operating segments [line items]
Revenues from external customers	88,115	67,104
Cost of sales	(53,492)	(47,250)
Selling, general and administration	(3,251)	(2,616)
Impairment reversal (note 14)	31,119
Other income (expenses)	(116)	(767)
Finance items	(4,620)	718
Income before Taxes	57,755	17,189
Total tax expense	(17,136)	(4,411)
Net income for the year	40,619	12,778
Assets	156,513	105,001
Liabilities	35,169	23,622
Capital Expenditure	13,184	8,996
Cuzcatlan Reporting Segment [member]
Disclosure of operating segments [line items]
Revenues from external customers	179,996	143,151
Cost of sales	(105,059)	(82,399)
Selling, general and administration	(5,998)	(4,817)
Other income (expenses)	(3,699)	(376)
Finance items	111	(302)
Income before Taxes	65,351	55,257
Total tax expense	(20,927)	(21,935)
Net income for the year	44,424	33,322
Assets	316,692	279,316
Liabilities	48,441	57,962
Capital Expenditure	22,577	36,773
Lindero Reporting Segment [member]
Disclosure of operating segments [line items]
Total tax expense	60	(178)
Net income for the year	60	(178)
Assets	150,465	138,247
Liabilities	1,565	1,048
Capital Expenditure	$ 10,757	$ 2,009